Risks Associated with Concentration	12 Months Ended
Dec. 31, 2012
Risks Associated with Concentration
16.	Risks Associated with Concentration

The Company is exposed to certain concentration risks that may adversely affect the Company’s financial position in the near term:

(i)	The Company derives 100% of its revenue from CMA CGM which is exposed to the cyclicality of the container shipping industry.

(ii)	There is a concentration of credit risk with respect to cash and cash equivalents at December 31, 2012 to the extent that substantially all of the amounts are deposited with four banks (2011; four banks). However, the Company believes this risk is remote as the banks are high credit quality financial institutions.